Details of Performance Vesting Restricted Shares and Share Appreciation Rights Granted under Share Plan (Detail)				12 Months Ended
	Dec. 31, 2013 Stock Appreciation Rights ZAR	Dec. 31, 2012 Stock Appreciation Rights ZAR	Dec. 31, 2011 Stock Appreciation Rights ZAR	Dec. 31, 2013 2005 Share Plan USD ($)	Dec. 31, 2013 2005 Share Plan ZAR	Dec. 31, 2012 2005 Share Plan USD ($)	Dec. 31, 2012 2005 Share Plan ZAR	Dec. 31, 2011 2005 Share Plan USD ($)	Dec. 31, 2011 2005 Share Plan ZAR	Dec. 31, 2013 2005 Share Plan Restricted Stock	Dec. 31, 2012 2005 Share Plan Restricted Stock	Dec. 31, 2011 2005 Share Plan Restricted Stock	Dec. 31, 2013 2005 Share Plan Stock Appreciation Rights USD ($)	Dec. 31, 2013 2005 Share Plan Stock Appreciation Rights ZAR	Dec. 31, 2012 2005 Share Plan Stock Appreciation Rights USD ($)	Dec. 31, 2012 2005 Share Plan Stock Appreciation Rights ZAR	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights
Number of Options
Beginning Balance										4,986,216	7,369,112	7,650,081	4,318,909	4,318,909	5,030,143	5,030,143	5,270,597
Spin-off of Sibanye Gold - forfeited										(2,221,264)			(1,077,878)	(1,077,878)
Granted during the period												3,165,342					1,638,484
Additional awards due to spin-off of Sibanye										538,562			465,346	465,346
Exercised and released										(1,857,614)	(1,798,082)	(2,559,552)			(259,455)	(259,455)	(1,247,317)
Forfeited										(214,929)	(584,814)	(886,759)	(554,649)	(554,649)	(451,779)	(451,779)	(631,621)
Ending Balance										1,230,971	4,986,216	7,369,112	3,151,728	3,151,728	4,318,909	4,318,909	5,030,143
Average price
Average price, at beginning of year			119.17	$ 12.53	107.37	$ 13.27	107.91	$ 15.63	105.53				$ 12.53	107.37
Spin-off of Sibanye Gold - forfeited				$ 11.99	106.58
Granted during the period								$ 16.51	119.17
Additional awards due to spin-off of Sibanye				$ 10.72	95.34
Exercised and released						$ 12.99	106.36	$ 15.38	111.06
Forfeited				$ 10.61	101.83	$ 14.30	117.14	$ 15.33	110.69
Average price, at end of year			119.17	$ 8.89	91.91	$ 12.53	107.37	$ 13.27	107.91				$ 8.89	91.91	$ 12.53	107.37